Related Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party and Party-in-Interest Transactions

NOTE 5 - RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS

Certain Plan investments held in the Master Trust are shares of mutual funds or common / collective trusts managed by the Trustee. The Plan also invests in the Class B common stock of Berkshire, a related party, through the Company Stock Fund, which is also held in the Master Trust. The Master Trust recorded purchases of $40 million and sales of $96 million of Berkshire Class B common stock during the year ended December 31, 2025. Transactions in such investments qualify as party-in-interest transactions, which are exempt from the prohibited transaction rules.

Notes receivable from participants are also considered party-in-interest transactions.

Administrative expenses of the Plan, except for certain participant loan fees and Qualified Domestic Relations Order fees, are paid by BNSF. For the year ended December 31, 2025, BNSF paid $225 thousand in administrative expenses on behalf of the Plan.